Property, Plant and Equipment (Details) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 19, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Recognized a loss on disposal				$ 4,495
Impairment loss				8,728,031
Net book value		$ 1,769,221
Depreciation of property, plant and equipment		1,949		$ 1,605,959
Non refundable payment	$ 1,800,000
Shares issued (in Shares)	21,997
Regulatory authority fee	$ 500,000
Bophelo Bio Science and Wellness (Pty) Ltd. [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment		263,450	$ 810,260
Bophelo Bio Science and Wellness (Pty) Ltd. [Member] | Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment		$ 261,501
THC Cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	500,000
Hemp Cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	750,000
CBD Cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	750,000
First Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount	431,149
Second Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount	600,000
Third Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount	$ 600,000